CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Carrier Services	$ 132,171				$ 124,373					$ 502,085	$ 447,894	$ 391,762
Enterprise Services	44,779				39,485					170,440	151,390	129,104
Information Services	39,466				35,724					158,863	21,171
Revenue	216,416	214,172	211,172	206,462	199,582	174,180	152,497	147,683	146,095	831,388	620,455	520,866
Operating expense:
Cost of revenue (excluding depreciation and amortization shown separately below)	49,297				44,898					185,965	137,992	111,282
Sales and marketing	42,260				38,353					163,729	109,855	86,363
Research and development	7,484				7,724					29,794	17,509	13,780
General and administrative	21,882				20,993					81,797	96,317	65,496
Depreciation and amortization	24,665				22,706					92,955	46,209	32,861
Restructuring charges	2				522					489	3,549	5,361
Total operating expense	145,590				135,196					554,729	411,431	315,143
Income from Operations	70,826	69,288	74,625	68,360	64,386	39,399	58,075	55,235	56,315	276,659	209,024	205,723
Other (expense) income:
Interest and other expense	(17,562)				(8,193)					(34,155)	(6,279)	(6,995)
Interest and other income	141				229					596	1,966	7,582
Income before income taxes	53,405				56,422					243,100	204,711	206,310
Provision for income taxes	19,641				22,460					87,013	81,137	82,282
Income from continuing operations	33,764	37,780	45,753	38,592	33,962	18,720	37,773	33,616	33,465	156,087	123,574	124,028
(Loss) income from discontinued operations, net of tax								(1,261)	38,510		37,249	(17,819)
Net income	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 32,355	$ 71,975	$ 156,087	$ 160,823	$ 106,209
Basic net income (loss) per common share:
Continuing operations		$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.46	$ 0.45	$ 2.34	$ 1.69	$ 1.66
Discontinued operations								$ (0.02)	$ 0.52		$ 0.51	$ (0.24)
Basic net income per common share	$ 0.51	$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.44	$ 0.97	$ 2.34	$ 2.20	$ 1.42
Net income per share:
Basic	$ 0.51	$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.44	$ 0.97	$ 2.34	$ 2.20	$ 1.42
Diluted	$ 0.50	$ 0.56	$ 0.68	$ 0.57	$ 0.50	$ 0.26	$ 0.51	$ 0.43	$ 0.96	$ 2.30	$ 2.16	$ 1.40
Diluted net income (loss) per common share:
Continuing operations		$ 0.56	$ 0.68	$ 0.57	$ 0.50	$ 0.26	$ 0.51	$ 0.45	$ 0.45	$ 2.30	$ 1.66	$ 1.63
Discontinued operations								$ (0.02)	$ 0.51		$ 0.50	$ (0.23)
Diluted net income per common share	$ 0.50	$ 0.56	$ 0.68	$ 0.57	$ 0.50	$ 0.26	$ 0.51	$ 0.43	$ 0.96	$ 2.30	$ 2.16	$ 1.40
Weighted average common shares outstanding:
Basic	66,184				67,205					66,737	72,974	74,555
Diluted	67,614				68,478					67,956	74,496	76,065